Income taxes - Schedule of reconciliation of total tax expenses (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	26.87%	157.72%	(2.45%)
Super deduction on research and development expenses	(8.37%)	(145.44%)	6.14%
Effect of change in income tax rate		(555.07%)
Effect of tax holiday	(36.13%)		(0.27%)
Effect of tax rate in different tax jurisdiction	14.16%	4.82%	0.71%
Change in valuation allowance	(21.53%)	512.97%	(29.13%)
Total	0.00%	0.00%	0.00%